Label	Element	Value
Virtus FORT Trend Fund
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VIRTUS OPPORTUNITIES TRUST

Virtus Rampart Equity Trend Fund

101 Munson Street

Greenfield, MA 01301

(800) 243-1574

IMPORTANT NOTICE REGARDING CHANGES TO THE FUND’S SUBADVISER, NAME, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus FORT Trend Fund
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In summary, the Fund will continue to seek long-term capital appreciation. Consistent with this objective, as of the Effective Date, the Fund’s investment program will consist of two elements: (i) an actively managed portfolio of a broad spectrum of worldwide financial and non-financial futures contracts, which may include, but are not limited to, contracts on short-term interest rates, bonds, currencies, stock indices, energy, metals and agricultural commodities; and (ii) a portfolio of cash equivalents, U.S. government securities (including money market funds that invest solely in U.S. government securities) and other short-term, high grade debt instruments. The Fund expects to seek to gain its exposure to the futures contracts described in this section by investing up to 25% of its total assets in a wholly-owned subsidiary of the fund (the “Subsidiary”) organized as a company under the laws of the Cayman Islands. The Fund may also engage in short sales of any instrument that it is permitted to purchase for investment, and may invest without restriction as to country, currency, or underlying asset type. As of the Effective Date, the Fund will therefore maintain the potential for a significant allocation to cash or cash equivalents and high-quality short-term securities but, unlike before, the Fund will hold interests in derivatives and commodities rather than equity securities.

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In connection with the new strategy, as of the Effective Date, the Fund will no longer be subject to Equity Securities Risk and Sector Focused Investing Risk as principal risks, and it will be subject to the following new principal risks:

Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.

Commodity and Commodity-linked Instruments Risk. Commodities and commodity-linked instruments will subject the Fund’s portfolio to greater volatility than investments in traditional securities. Commodity-linked instruments may experience returns different than the commodity they attempt to track and may also be exposed to counterparty risk.

Foreign Currency Transactions Risk. The Fund’s transactions with respect to foreign currency may not be successful or have the effect of limiting gains from favorable market movements.

Currency Rate Risk. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s shares.

Interest Rate Risk. The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.

New Subadviser Risk. The Fund’s subadviser has not previously managed a mutual fund. Accordingly, the Fund bears the risk that the subadviser’s inexperience with the restrictions and limitations applicable to mutual funds will limit the subadviser’s effectiveness.

Foreign Investing Risk. Investing in foreign securities subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; and political, regulatory, economic, and market risk.

Emerging Market Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Leverage Risk. When the Fund leverages its portfolio by borrowing or certain types of transactions or instruments, including derivatives, the Fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the Fund’s value may increase.

Short Sales Risk. The Fund may engage in short sales and may incur a loss if the price of a borrowed security increases between the date of a short sale and the date on which the Fund replaces the security.

Commodity Pool Risk. The Fund’s investments in certain instruments may be deemed to be “commodity interests” under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and the Fund may be deemed a commodity pool, thereby subjecting the Fund to regulation under the CEA and CFTC rules.

Counterparty Risk. There is risk that a party upon whom the Fund relies to complete a transaction will default.

Tax Risk. The tax treatment of the Fund’s investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service that could affect or otherwise alter the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s prospectus and the Fund’s Statement of Additional Information, and could adversely affect the Fund.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN FOR FUTURE REFERENCE.